Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses and tax credit carry-forward		$ 190,907
Accrued stock compensation		198,575
Accrued liabilities		268,766
Other		3,656
Gross deferred tax asset	$ 4,698,955	661,904
Less valuation allowance	(4,698,955)
Net deferred tax asset		661,904
Deferred tax liabilities:
Goodwill		(423,413)
Total deferred tax liability		(423,413)
Net deferred tax asset		$ 238,491